Borrowings - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)
Union Bank Of India Limited Agreement [Member]
Statement [line items]
Credit Facility Maximum Borrowing Capacity	₨ 80,000		$ 1,054
Credit Facility Outstanding Borrowing Capacity	78,400		1,033
Syndicated Loan Facility Agreement [Member]
Statement [line items]
Credit Facility Maximum Borrowing Capacity	₨ 100,000	₨ 100,000	$ 1,318
Ownership interest in subsidiary	5.77%	14.82%
Percentage of equity interest owned	50.10%	50.10%
Credit Facility Outstanding Borrowing Capacity		₨ 86,500